Goodwill and other intangibles	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [abstract]
Goodwill and other intangibles	17. Goodwill and other intangibles

Significant accounting judgements and estimates
Goodwill is tested for impairment on an annual basis and whenever impairment indicators are identified. Expected future cash flows used to determine the recoverable amount of property, plant and equipment and goodwill are inherently uncertain and could materially change over time. The recoverable amount is significantly affected by a number of factors including reserves and production estimates, together with economic factors such as the expected commodity price, foreign currency exchange rates, and estimates of production costs, future capital expenditure and discount rates (see note 10).
An individual operating mine does not have an indefinite life because of the finite life of its reserves. The allocation of goodwill to an individual mine will result in an eventual goodwill impairment due to the depleting nature of the mine.
Accounting policy
Goodwill is stated at cost less accumulated impairment losses. In accordance with the requirements of IAS 36 Impairment of Assets, the
Group performs its annual impairment review of goodwill at each financial year end or whenever there are impairment indicators to establish whether there is any indication of impairment to goodwill. Goodwill is allocated to CGUs for the purpose of impairment testing.
The allocation is made to those CGUs or groups of CGUs that are expected to benefit from the business combination in which the goodwill arose. An impairment is made if the carrying amount exceeds the recoverable amount. The recoverable amount is determined as the higher of “value in use” and “fair value less cost to sell”, based on the cash flows over the life of the CGUs and discounted to a present value at an appropriate discount rate. Impairment losses on goodwill are not reversed. Gains and losses on the disposal of an entity include the carrying amount of goodwill allocated to the entity sold.
Other intangible assets, including customer relationships, software, patents and trademarks that are acquired by the Group and have finite useful lives, are measured at cost less accumulated amortisation and any accumulated impairment losses.

Figures in million – SA rand	Notes	2023	2022	2021
Goodwill
Balance at beginning of the year		8,241	7,727	7,165
Goodwill on acquisition of subsidiaries		—	23	—
Impairment	10	(8,435)	—	—
Foreign currency translation		693	491	562
Carrying value at end of the year[1]		499	8,241	7,727

Other intangibles
Cost
Balance at beginning of the year		86	—	—
Intangible assets acquired on acquisition of subsidiaries		—	83	—
Foreign currency translation		12	3	—
Balance at end of the year		98	86	—

Accumulated amortisation and impairment
Balance at beginning of the year		5	—	—
Impairment	10	86	—	—
Charge for the year		4	5	—
Balance at end of the year		95	5	—
Carrying value at end of the year		3	81	—

Total goodwill and other intangibles		502	8,322	7,727
1The goodwill arose on the acquisition of the below subsidiaries:
•SFA (Oxford), amounting to R123 million allocated to the Stillwater (R60 million), Rustenburg (R44 million) and Kroondal (R18 million) CGUs, where it is tested for impairment. During 2023, the R60 million goodwill allocated to Stillwater was fully impaired (see note 10). The remaining carrying value of goodwill related to the SFA
(Oxford) acquisition amounts to R63 million at 31 December 2023
•Qinisele Resources, amounting to R54 million and fully impaired by 31 December 2020
•Cooke, amounting to R737 million which was fully impaired by 31 December 2020
•Aquarius Platinum (South Africa) Proprietary Limited (Aquarius), amounting to R401 million allocated to the Kroondal (R134 million) and the Rustenburg operation (R267 million) CGUs, where it is tested for impairment. No impairment has been recognised
•Stillwater, amounting to US$450 million (R5,874 million), at the exchange rate on the acquisition effective date) allocated to the Stillwater CGU, where it is tested for impairment. During 2023, the entire goodwill amount allocated to the Stillwater CGU with a carrying value of R8,352 million was impaired (see note 10)
•DRDGOLD, amounting to R35 million allocated to the DRDGOLD CGU, where it is tested for impairment. No impairment has been recognised
•Sandouville, amounting to R23 million allocated to the Sandouville CGU, where it is tested for impairment. During 2023, the entire goodwill amount allocated to the
Sandouville CGU was impaired (see note 10)
The recoverable amount of goodwill was calculated based on the value in use of the CGUs to which to goodwill was allocated.
None of the goodwill recognised is expected to be deductible for tax purposes.
The Group’s estimates and assumptions used in the 31 December 2023 impairment testing include:

		Gold operations[1]			PGM operations			Europe (Sandouville nickel refinery)[2]		AUS operations
		2023	2022	2021	2023	2022	2021	2023	2022	2023
Average gold price[3,5]	R/kg	1,072,364	869,035	773,398
Average PGM (4E) basket price[4,5]	R/4Eoz				29,124	27,566	24,422
Average PGM (2E) basket price[5]	US$/2Eoz				1,281	1,334	1,180
Average nickel price[5]	US$/lbs							8.9	8.3
Average cobalt price[5]	US$/lbs							15.8	22.1
Average zinc price[5]	A$/t									3,873
Nominal discount rate — South Africa[6,7]	%	13.7- 15.8	13.9 - 15.8	11.5 - 13.5	22.5 - 22.7	22.5 - 22.6	20.0
Nominal discount rate — US7%					12.0	12.9	8.3
Nominal discount rate — Europe[7]	%							7.4	9.8
Nominal discount rate — Australia[7]	%									9.3
Inflation rate — South Africa[3,8]	%	6.0	6.5	6.0	6.0	6.5	6.0
Inflation rate — US8%					2.5	4.0	2.0
Inflation rate — Europe[8]	%							1.6	2.5
Inflation rate — Australia[8]	%									2.9
Life-of-mine[3,9]	years	4 - 11	4 - 10	4 - 9	14 - 47	15 - 49	17 - 50	23	24	4
1Include the operating gold mines Driefontein, Kloof and Beatrix
2The Keliber impairment assessment at 31 December 2023 applied an average lithium hydroxide price of US$22,933/t, nominal discount rate of 10.1%, inflation rate of 2%
and a life-of-mine of 24 years
3The estimates and assumptions used in the impairment assessment of the Burnstone project include an average gold price of R1,012,625/kg (2022: R793,473/kg, 2021:
R729,270/kg), inflation rate of 6.0% (2022: 6.5%, 2021: 6.0%) and life-of-mine of 25 years (2022: 22 years, 2021: 24 years)
4The average PGM basket price used on the Mimosa equity-accounted joint venture was R26,632/4Eoz (2022: R25,420/4Eoz, 2021: R21,943/4Eoz)
5The average prices and the exchange rate were derived by considering various bank and commodity broker consensus forecasts
6Nominal discount rate for the Burnstone project is 18.9% (2022: 17.4%, 2021: 15.3%) and for the equity-accounted joint venture Mimosa, 31.2% (2022: 30.7%, 2021: 24.4%)
7The nominal discount rate is calculated as the weighted average cost of capital of the respective CGUs
8The inflation rate is based on the expected forecast inflation rate in the geographical region which most affects the CGU's cash flows
9Periods longer than five years are considered appropriate based on the nature of the operations since a formally approved life-of-mine plan is used to determine cash flows over the life of each mine based on the available reserves
The cash flows are based on the annual life-of-mine plan that takes into account the following:
•Proved and probable ore reserves of the CGUs
•Cash flows are based on the life-of-mine plan
•Sustaining capital expenditure estimates over the life-of-mine plan
Results of impairment assessments for the Group's gold operations, SA PGM operations and goodwill allocated to other CGUs
Other than the impairments described in note 10, no further impairment was identified for the Group's gold and SA PGM CGUs with allocated goodwill. However, holding all other assumptions constant, a decrease in the average gold price used for Kloof (R1,064,988/kg)
exceeding 6.3% will result in impairment. Management believes that currently, there are no reasonably possible changes in the assumptions used to assess impairment, which would lead to an impairment for any of the Group's CGUs, other than Kloof.